Restricted Cash - Summary of Disclosure of Restricted Cash (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash [Abstract]
Securities collateral	$ 0	$ 7,773
Captive insurance	19,044	19,240
Other	294	0
Restricted cash and cash equivalents	$ 19,338	$ 27,013	[1]

[1]	Adjustment to provisional amounts — refer to note 5(b).